Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
17	Financial assets at fair value

(a)	Financial assets at fair value through other comprehensive income
As at December 31, 2019 and 2020, the Group’s financial assets at fair value through other comprehensive income mainly represented its equity investment in Spotify Technology S.A. (“Spotify”). Spotify has been listed on the New York Stock Exchange since April 2018. During the year ended December 31, 2020, the Group subscribed approximately 0.78% of the outstanding common stock of new Warner Music Group Corp. (“WMG”) during its IPO for approximately USD100 million (approximately RMB708 million at the transaction date).
Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
Listed equity investments
At January 1	3,331	4,461
Addition	—	708
Fair value change	1,031	5,219
Currency translation differences	99	(617)

At December 31	4,461	9,771

(b)	Other investments
Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
At January 1	256	255
Addition	3	132
Disposal	(4)	(1)

At December 31	255	386

Of which are:
Current	38	37
Non-current	217	349

	255	386